Earnings per share	12 Months Ended
Dec. 31, 2018
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Earnings per share

Note 16. Earnings per share

Accounting policy

Basic earnings per share are calculated by dividing profit attributable to our ordinary shareholders by the weighted average number of ordinary shares outstanding during the period, adjusted to take into account the impact of treasury shares.

Diluted earnings per share is calculated by adjusting profit attributable to ordinary shareholders and the weighted average number of ordinary shares outstanding, for the effects of all potentially dilutive ordinary shares (stock-options, free shares, share warrants, employee warrants).

Detail of earnings per share

	For the year ended December 31,
	2016	2017	2018
Net income (loss) attributable to shareholders of Cellectis ($ in thousands)	(67,255)	(99,368)	(78,693)

Adjusted weighted average number of outstanding shares, used to calculate both basic and diluted net result per share	35,274,890	35,690,636	40,774,197

Basic / Diluted net income (loss) per share ($ / share)
Basic net income (loss) per share ($ /share)	(1.91)	(2.78)	(1.93)
Diluted net income (loss) per share ($ /share)	(1.91)	(2.78)	(1.93)